Note 18 - Asset Acquisitions (Details Textual) - USD ($)	May 13, 2019	Mar. 07, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease, Right-of-Use Asset			$ 1,466,000
Operating Lease, Liability, Total			1,466,000
Boardman Tennis Center [Member]
Payments to Acquire Buildings		$ 1,300,000
New Castle Country Club [Member]
Long-term Debt, Total	$ 800,000
Asset Acquisition, Transaction Costs Capitalized	67,000
Operating Lease, Right-of-Use Asset	126,000
Operating Lease, Liability, Total	$ 126,000			$ 1,700,000
New Castle Country Club [Member] | Vehicles [Member]
Operating Lease, Right-of-Use Asset			194,000
Lessee, Operating Lease, Remaining Term Of Contract	3 years
Operating Lease, Liability, Total			$ 194,000